Note 19 - Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
19.	RELATED PARTY BALANCES AND TRANSACTIONS

During the period, the Company had the following transactions with related parties, made in the normal course of operations, and accounted for at an amount of consideration established and agreed to by the Company and related parties.

(a)

For the six-month period ended June 30, 2021, the Company charged $3,400 (2020 - $7,500) to the corporations with director or officer in common for rent, administration, office charges and telecommunications.

(b)	During the period ended June 30, 2021, the company paid $2,400 director fees to independent directors.

(c)

Key management compensation for the six-month period ended June 30, 2021 was $159,000 (2020 – $159,000) and is reflected as consulting fees paid to corporations owned by a director and officers of the Company, of which $Nil (2020 - $ Nil) is unpaid and included accrued liabilities.